Business Combinations And Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations And Discontinued Operations [Abstract]
Components Of Discontinued Operations

years ended December 31
(add 000)	2011	2010	2009
Net sales	$64,567	$75,414	$78,741

Pretax (loss) gain on operations	$(3,821)	$(1,733)	$5,126
Pretax gain (loss) on disposals	9,986	(4)	(17)
Pretax gain (loss)	6,165	(1,737)	5,109
Income tax expense (benefit)	2,208	(1,575)	1,593
Net earnings (loss)	$3,957	$(162)	$3,516